Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment
2. Property and Equipment

Property and equipment consists of the following:

	March 31,	December 31,
	2014	2013

Machinery and equipment	$5,010	$5,010
Furniture and fixtures	12,753	12,753
Motor vehicles	14,400	14,400
Office and computer equipment	12,647	12,647
	44,810	44,810
Less: Accumulated depreciation	44,810	44,810

Property and equipment, net	$-	$-

Depreciation expense was approximately $0, $1,400 and $97,300 for the three months ended March 31, 2014 and 2013 and for the period from inception to March 31, 2014, respectively.

2. Property and Equipment

Property and equipment consists of the following:

	December 31,	December 31,
	2013	2012

Machinery and equipment	$5,010	$5,010
Furniture and fixtures	12,753	12,753
Motor vehicles	14,400	14,400
Office and computer equipment	12,647	12,647
	44,810	44,810
Less: Accumulated depreciation	44,810	40,194

Property and equipment, net	$-	$4,616

Depreciation expense was approximately $4,600, $8,000 and $97,300 for the years ended December 31, 2013 and 2012 and for the period from inception to December 31, 2013, respectively.